FT Vest Rising Dividend Achievers Target Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FT Vest Rising Dividend Achievers Target Income ETF | FT Vest Rising Dividend Achievers Target Income ETF
Prospectus [Line Items]
Annual Return [Percent]	17.97%	14.41%	18.56%